J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 23, 2016

to the Summary Prospectuses and

Prospectuses dated November 1, 2015, as supplemented

Effective immediately, the portfolio manager information for JPMorgan U.S. Large Cap Core Plus Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2005	Managing Director
Susan Bao	2005	Managing Director
Scott Davis	2016	Managing Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

U.S. Large Cap Core Plus Fund

The Fund is managed by Thomas Luddy, Managing Director of JPMIM and CFA charterholder, Susan Bao, Managing Director of JPMIM and CFA charterholder, and Scott Davis, Managing Director of JPMIM. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. Ms. Bao has been a portfolio manager in the U.S Equity Group since 2002 and has been employed by the firm since 1997. Mr. Davis has been an employee since 2006, has been a portfolio manager since 2013 and portfolio manager of the Fund since May 2016. Previously, he was an analyst in the U.S. Equity Research Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-USLCCP-516

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 23 2016

to the Statement of Additional Information

dated November 1, 2015 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan U.S. Large Cap Core Plus Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Large Cap Core Plus Fund
Thomas Luddy	7	$7,229,980	7	$9,898,726	19	$3,669,522
Susan Bao	8	4,020,229	4	2,245,993	29	13,882,939
Scott Davis*	1	2,011,891	2	240,901	10	562,806

*	As of March 31, 2016.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Large Cap Core Plus Fund
Thomas Luddy	0	0	1	3,547,415	5	3,734,052
Susan Bao	0	0	3	10,805,886	5	3,734,052
Scott Davis*	0	0	0	0	0	0

*	As of March 31, 2016.

SUP-SAI-USLCCP-516

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Large Cap Core Plus Fund
Thomas Luddy							X
Susan Bao						X
Scott Davis*					X

*	As of March 31, 2016

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE